25. Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share
Earnings per share, basic and diluted
	2018	2017	2016

Earnings attributable to Company’s owners	2,835,068	2,519,310	2,947,098
Weighted average number of common shares issued	683,509,869	683,509,869	683,509,869

Basic and diluted earnings per share (reais per share)	4.15	3.69	4.31